Other accrued liabilities (10K)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other accrued liabilities disclosure

6.   Other accrued liabilities:

The Company records liabilities based on reasonable estimates for expenses, or payables that are known or estimated including deposits, taxes, rents and services. The estimates are for current liabilities that should be extinguished within one year.

The Company had the following other accrued liabilities at December 31:

	2014	2013
Accrued professional services	$8	$8
Rents	44	35
Management fees	280	180
Other	6	9
Total	$338	$232